Subsequent Events (Details)			1 Months Ended		12 Months Ended
	Aug. 05, 2020 USD ($)	Aug. 05, 2020 CNY (¥)	Aug. 30, 2020 USD ($)	Aug. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Aug. 05, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Subsequent Events (Details) [Line Items]
Sale price | ¥		¥ 74,515,000
Sale of assets	$ 10,600,000	69,554,095	$ 11,420,000	¥ 74,520,000	$ 11,420,000	¥ 74,520,000
Remaining receivable | $					$ 1,155,429		$ 543,594
ABC Settlement Agreement [Member]
Subsequent Events (Details) [Line Items]
Sale of assets	4,300,000	29,900,000
Sale Of Proceeds Repayable | ¥		¥ 24,800,000
Remaining receivable	3,000,000							¥ 19,815,000
Shanghai Zongbao [Member]
Subsequent Events (Details) [Line Items]
Sale price | $	$ 10,800,000